UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-08765
_______________________________________________

Managed High Yield Plus Fund Inc.

(Exact name of registrant as specified in charter)

1285 Avenue of the Americas, New York, New York 10019-6028

(Address of principal executive offices) (Zip code)

Mark F. Kemper, Esq.
UBS Global Asset Management
1285 Avenue of the Americas, 12th Floor
New York, NY 10019-6028
(Name and address of agent for service)

Copy to:
Jack W. Murphy, Esq.
Dechert LLP
1900 K Street, NW
Washington, DC 20006

Registrant’s telephone number, including area code: 212-821 3000

Date of fiscal year end: May 31

Date of reporting period: February 28, 2013

Item 1. Schedule of Investments

Managed High Yield Plus Fund Inc.
Schedule of investments – February 28, 2013 (unaudited)

Security description	Face amount ($)[1]	Value ($)
Corporate bonds —132.75%
Aerospace/defense — 1.15%
BE Aerospace, Inc.
6.875%, due 10/01/20[2]	425,000	470,687
Bombardier, Inc.
7.750%, due 03/15/20[2,3]	600,000	682,500
Huntington Ingalls Industries, Inc.
7.125%, due 03/15/21[2]	425,000	463,250
		1,616,437
Airlines — 0.30%
Continental Airlines Pass Through Certificate 2012-3, Class C
6.125%, due 04/29/18[2]	425,000	423,938
Auto loans — 1.66%
Ford Motor Credit Co. LLC
12.000%, due 05/15/15[2]	1,575,000	1,911,656
General Motors Financial Co., Inc.
4.750%, due 08/15/17[2,3]	400,000	418,184
		2,329,840
Auto parts & equipment — 1.91%
American Axle & Manufacturing, Inc.
6.625%, due 10/15/22[2]	800,000	818,000
Lear Corp.
4.750%, due 01/15/23[2,3]	350,000	341,250
Meritor, Inc.
10.625%, due 03/15/18[2]	275,000	294,250
Tenneco, Inc.
7.750%, due 08/15/18[2]	300,000	329,625
Tomkins LLC/Tomkins, Inc.
9.000%, due 10/01/18[2,4]	534,000	596,745
TRW Automotive, Inc.
4.500%, due 03/01/21[2,3]	300,000	303,750
		2,683,620
Automaker — 0.42%
Chrysler Group LLC/CG Co-Issuer, Inc.
8.000%, due 06/15/19[2]	540,000	591,975
Banking — 7.36%
Ally Financial, Inc.
5.500%, due 02/15/17[2]	400,000	433,670
6.750%, due 12/01/14[2]	500,000	537,500
8.000%, due 03/15/20[2]	1,750,000	2,148,125
8.000%, due 11/01/31[2]	325,000	408,281
8.300%, due 02/12/15[2]	750,000	834,375
Bank of America Corp.
5.650%, due 05/01/18[2]	1,650,000	1,915,308

Managed High Yield Plus Fund Inc.
Schedule of investments – February 28, 2013 (unaudited)

Security description	Face amount ($)[1]	Value ($)
Corporate bonds — (continued)
Banking— (concluded)
Eksportfinans ASA
3.000%, due 11/17/14[2]	410,000	408,253
HBOS PLC
6.750%, due 05/21/18[2,3]	550,000	609,505
Lloyds Banking Group PLC
6.413%, due 10/01/35[2,3,5,6]	1,000,000	885,000
RBS Capital Trust II
6.425%, due 01/03/34[2,5,6]	1,075,000	956,750
Royal Bank of Scotland Group PLC
5.000%, due 10/01/14[2]	400,000	413,823
6.125%, due 12/15/22[2]	750,000	786,841
		10,337,431
Beverages — 0.32%
Constellation Brands, Inc.
7.250%, due 05/15/17[2]	395,000	447,831
Building & construction — 1.40%
D.R. Horton, Inc.
4.375%, due 09/15/22[2]	650,000	641,875
K. Hovnanian Enterprises, Inc.
7.250%, due 10/15/20[2,3]	300,000	330,000
Standard Pacific Corp.
8.375%, due 01/15/21[2]	300,000	356,250
10.750%, due 09/15/16[2]	375,000	466,875
Toll Brothers Finance Corp.
8.910%, due 10/15/17[2]	140,000	175,020
		1,970,020
Building materials — 2.77%
Building Materials Corp. of America
6.750%, due 05/01/21[2,3]	725,000	778,469
Hanson Ltd.
6.125%, due 08/15/16[2]	600,000	666,000
Masco Corp.
7.125%, due 03/15/20[2]	800,000	936,749
Ply Gem Industries, Inc.
8.250%, due 02/15/18[2]	425,000	460,062
Vulcan Materials Co.
7.500%, due 06/15/21[2]	900,000	1,053,000
		3,894,280
Chemicals — 4.97%
Ashland, Inc.
3.875%, due 04/15/18[2,3]	300,000	304,500
Axiall Corp.
4.875%, due 05/15/23[2,3]	350,000	355,250

Managed High Yield Plus Fund Inc.
Schedule of investments – February 28, 2013 (unaudited)

Security description		Face amount ($)[1]	Value ($)
Corporate bonds — (continued)
Chemicals— (concluded)
Celanese US Holdings LLC
4.625%, due 11/15/22[2]		225,000	225,844
5.875%, due 06/15/21[2]		325,000	355,062
6.625%, due 10/15/18[2]		280,000	302,400
Eagle Spinco, Inc.
4.625%, due 02/15/21[2,3]		600,000	609,750
Hexion US Finance Corp./Hexion Nova Scotia Finance ULC
8.875%, due 02/01/18[2]		200,000	201,000
Ineos Finance PLC
9.000%, due 05/15/15[2,3]		200,000	211,500
Ineos Group Holdings PLC
7.875%, due 02/15/16[2,3]	EUR	350,000	459,570
8.500%, due 02/15/16[2,3]		700,000	711,375
LyondellBasell Industries NV
5.750%, due 04/15/24[2]		550,000	639,375
6.000%, due 11/15/21[2]		425,000	499,375
Montell Finance Co. BV
8.100%, due 03/15/27[2,3]		450,000	594,000
Nova Chemicals Corp.
8.625%, due 11/01/19[2]		1,335,000	1,515,225
			6,984,226
Computer hardware — 0.69%
Seagate HDD Cayman
7.000%, due 11/01/21[2]		350,000	379,750
7.750%, due 12/15/18[2]		535,000	583,819
			963,569
Consumer products — 0.46%
Revlon Consumer Products Corp.
5.750%, due 02/15/21[2,3]		225,000	224,156
Spectrum Brands Escrow Corp.
6.375%, due 11/15/20[2,3]		250,000	265,938
6.625%, due 11/15/22[2,3]		150,000	161,625
			651,719
Consumer/commercial/lease financing — 5.52%
CIT Group, Inc.
4.250%, due 08/15/17[2]		500,000	517,500
5.250%, due 03/15/18[2]		1,000,000	1,075,000
5.500%, due 02/15/19[2,3]		1,665,000	1,810,687
ILFC E-Capital Trust I
4.540%, due 12/21/65[2,3,6]		285,000	245,100
International Lease Finance Corp.
5.875%, due 08/15/22[2]		500,000	535,390
7.125%, due 09/01/18[2,3]		1,900,000	2,220,625
8.625%, due 09/15/15[2,4]		740,000	841,750
Springleaf Finance Corp.
6.900%, due 12/15/17[2]		520,000	509,600
			7,755,652

Managed High Yield Plus Fund Inc.
Schedule of investments – February 28, 2013 (unaudited)

Security description	Face amount ($)[1]	Value ($)
Corporate bonds — (continued)
Diversified capital goods — 1.01%
Coleman Cable, Inc.
9.000%, due 02/15/18[2]	220,000	239,525
RBS Global, Inc./Rexnord LLC
8.500%, due 05/01/18[2]	265,000	290,175
SPX Corp.
6.875%, due 09/01/17[2]	325,000	363,188
7.625%, due 12/15/14[2]	475,000	519,531
		1,412,419
Electric-generation — 3.48%
Calpine Corp.
7.250%, due 10/15/17[2,3]	325,000	345,719
7.875%, due 07/31/20[2,3]	495,000	545,737
Energy Future Holding Co. Intermediate LLC/EFIH
Finance, Inc.
10.000%, due 12/01/20	800,000	908,000
11.750%, due 03/01/22[2,3]	525,000	606,375
NRG Energy, Inc.
8.500%, due 06/15/19[2]	2,000,000	2,225,000
Texas Competitive Electric Holdings Co. LLC/TCEH Finance, Inc.
11.500%, due 10/01/20[2,3]	350,000	262,500
		4,893,331
Electric-integrated — 1.29%
AES Corp.
8.000%, due 10/15/17[2]	775,000	895,125
8.000%, due 06/01/20[2]	790,000	918,375
		1,813,500
Electronics — 2.33%
Flextronics International Ltd.
5.000%, due 02/15/23[2,3]	300,000	301,500
Freescale Semiconductor, Inc.
8.050%, due 02/01/20[2]	200,000	209,000
9.250%, due 04/15/18[2,3]	375,000	412,500
10.125%, due 03/15/18[2,3]	221,000	244,757
Jabil Circuit, Inc.
8.250%, due 03/15/18[2]	1,080,000	1,298,700
KEMET Corp.
10.500%, due 05/01/18[2]	175,000	182,000
NXP BV/NXP Funding LLC
9.750%, due 08/01/18[2,3]	100,000	114,250
Sanmina-SCI Corp.
7.000%, due 05/15/19[2,3]	500,000	516,250
		3,278,957
Energy-exploration & production — 11.87%
Alta Mesa Holdings/Alta Mesa Finance Services Corp.
9.625%, due 10/15/18[2]	675,000	705,375

Managed High Yield Plus Fund Inc.
Schedule of investments – February 28, 2013 (unaudited)

Security description	Face amount ($)[1]	Value ($)
Corporate bonds — (continued)
Energy-exploration & production— (continued)
Antero Resources Finance Corp.
6.000%, due 12/01/20[2,3]	800,000	830,000
Berry Petroleum Co.
6.750%, due 11/01/20[2]	315,000	335,475
BreitBurn Energy Partners LP/BreitBurn Finance Corp.
7.875%, due 04/15/22[2]	650,000	690,625
Chesapeake Energy Corp.
6.625%, due 08/15/20[2]	325,000	355,875
9.500%, due 02/15/15[2]	220,000	248,600
Comstock Resources, Inc.
8.375%, due 10/15/17[2]	55,000	58,163
Denbury Resources, Inc.
8.250%, due 02/15/20[2]	574,000	644,315
EP Energy LLC/EP Energy Finance, Inc.
9.375%, due 05/01/20[2]	750,000	855,000
EP Energy LLC/Everest Acquisition Finance, Inc.
7.750%, due 09/01/22[2]	250,000	270,625
EPE Holdings LLC/EP Energy Bond Co., Inc.
8.125%, due 12/15/17[2,3,7]	225,000	228,938
Forest Oil Corp.
7.250%, due 06/15/19[2]	865,000	871,487
7.500%, due 09/15/20[2,3]	650,000	697,125
Hilcorp Energy I LP/Hilcorp Finance Co.
7.625%, due 04/15/21[2,3]	75,000	82,688
8.000%, due 02/15/20[2,3]	300,000	329,250
Linn Energy LLC/Linn Energy Finance Corp.
6.500%, due 05/15/19[2]	125,000	129,375
7.750%, due 02/01/21[2]	340,000	367,200
8.625%, due 04/15/20[2]	1,190,000	1,316,437
Midstates Petroleum Co., Inc./Midstates Petroleum Co. LLC
10.750%, due 10/01/20[2,3]	725,000	795,687
PetroBakken Energy Ltd.
8.625%, due 02/01/20[2,3]	555,000	566,100
Plains Exploration & Production Co.
6.125%, due 06/15/19[2]	925,000	1,022,125
Quicksilver Resources, Inc.
7.125%, due 04/01/16[2]	425,000	344,250
9.125%, due 08/15/19[2]	200,000	183,000
11.750%, due 01/01/16[2]	750,000	753,750
Range Resources Corp.
5.750%, due 06/01/21[2]	550,000	585,750
7.250%, due 05/01/18[2]	255,000	266,475
8.000%, due 05/15/19[2]	300,000	330,000
Samson Investment Co.
9.750%, due 02/15/20[2,3]	550,000	585,062
SandRidge Energy, Inc.
7.500%, due 03/15/21[2]	475,000	496,375
7.500%, due 02/15/23[2]	540,000	565,650
8.750%, due 01/15/20[2]	300,000	322,500
Swift Energy Co.
7.875%, due 03/01/22[2]	300,000	312,750

Managed High Yield Plus Fund Inc.
Schedule of investments – February 28, 2013 (unaudited)

Security description	Face amount ($)[1]	Value ($)
Corporate bonds— (continued)
Energy-exploration & production— (concluded)
Whiting Petroleum Corp.
6.500%, due 10/01/18[2]	500,000	537,500
		16,683,527
Environmental — 0.11%
Clean Harbors, Inc.
5.250%, due 08/01/20[2]	150,000	154,500
Food & drug retailers — 0.40%
Ingles Markets, Inc.
8.875%, due 05/15/17[2]	400,000	421,000
Rite Aid Corp.
9.250%, due 03/15/20[2]	125,000	140,000
		561,000
Food-wholesale — 1.19%
Agrokor D.D.
8.875%, due 02/01/20[2,3]	150,000	167,062
Michael Foods, Inc.
9.750%, due 07/15/18[2]	600,000	667,500
Viskase Cos., Inc.
9.875%, due 01/15/18[2,3]	800,000	836,000
		1,670,562
Forestry/paper — 2.35%
Boise Cascade LLC
6.375%, due 11/01/20[2,3]	1,000,000	1,057,500
Boise Paper Holdings LLC
9.000%, due 11/01/17[2]	95,000	102,719
Clearwater Paper Corp.
4.500%, due 02/01/23[2,3]	75,000	73,313
7.125%, due 11/01/18[2]	195,000	211,087
Domtar Corp.
10.750%, due 06/01/17[2]	225,000	292,315
Georgia-Pacific LLC
8.875%, due 05/15/31[2]	825,000	1,235,331
Mercer International, Inc.
9.500%, due 12/01/17[2]	300,000	325,500
		3,297,765
Gaming — 6.62%
Caesars Entertainment Operating Co., Inc.
5.625%, due 06/01/15[2]	520,000	479,700
10.000%, due 12/15/15[2]	535,000	486,850
10.000%, due 12/15/18	975,000	643,500
11.250%, due 06/01/17[2]	520,000	553,150

Managed High Yield Plus Fund Inc.
Schedule of investments – February 28, 2013 (unaudited)

Security description	Face amount ($)[1]	Value ($)
Corporate bonds — (continued)
Gaming— (concluded)
CityCenter Holdings LLC/CityCenter Finance Corp.
10.750%, due 01/15/17[2,7]	877,262	969,375
Graton Economic Development Authority
9.625%, due 09/01/19[2,3]	200,000	223,000
Marina District Finance Co., Inc.
9.500%, due 10/15/15[2]	265,000	272,453
MGM Resorts International
6.750%, due 10/01/20[2,3]	400,000	419,000
8.625%, due 02/01/19[2]	800,000	918,000
10.000%, due 11/01/16[2]	1,545,000	1,838,550
Shingle Springs Tribal Gaming Authority
9.375%, due 06/15/15[2,3]	1,335,000	1,324,987
Yonkers Racing Corp.
11.375%, due 07/15/16[2,3]	1,080,000	1,166,400
		9,294,965
Gas distribution — 3.99%
AmeriGas Finance LLC/AmeriGas Finance Corp.
6.750%, due 05/20/20[2]	335,000	360,963
Crosstex Energy LP
8.875%, due 02/15/18[2]	700,000	754,250
El Paso Corp. MTN
7.750%, due 01/15/32[2]	1,185,000	1,336,464
Ferrellgas LP/Ferrellgas Finance Corp.
9.125%, due 10/01/17[2]	500,000	537,500
MarkWest Energy Partners LP/MarkWest Energy
Finance Corp.
4.500%, due 07/15/23[2]	525,000	513,187
6.750%, due 11/01/20[2]	200,000	219,000
Niska Gas Storage US LLC/Niska Gas Storage Canada ULC
8.875%, due 03/15/18[2]	475,000	498,750
Sabine Pass Liquefaction LLC
5.625%, due 02/01/21[2,3]	725,000	748,562
Suburban Propane Partners LP/Suburban Energy Finance Corp.
7.500%, due 10/01/18[2]	422,000	455,760
Tesoro Logistics LP/Tesoro Logistics Finance Corp.
5.875%, due 10/01/20[2,3]	175,000	182,438
		5,606,874
Health facilities — 2.94%
Capella Healthcare, Inc.
9.250%, due 07/01/17[2]	90,000	96,975
CHS/Community Health Systems, Inc.
5.125%, due 08/15/18[2]	200,000	210,250
7.125%, due 07/15/20[2]	450,000	484,875
8.000%, due 11/15/19[2]	225,000	248,344
HCA, Inc.
5.875%, due 03/15/22[2]	150,000	161,625
7.500%, due 02/15/22[2]	620,000	713,000
7.875%, due 02/15/20[2]	300,000	332,625
8.500%, due 04/15/19[2]	500,000	553,750

Managed High Yield Plus Fund Inc.
Schedule of investments – February 28, 2013 (unaudited)

Security description	Face amount ($)[1]	Value ($)
Corporate bonds — (continued)
Health facilities— (concluded)
Tenet Healthcare Corp.
6.875%, due 11/15/31[2]	225,000	205,875
8.000%, due 08/01/20[2]	150,000	163,875
8.875%, due 07/01/19[2]	400,000	452,000
United Surgical Partners International, Inc.
9.000%, due 04/01/20[2]	450,000	506,250
US Oncology, Inc.
9.125%, due 08/15/17[2,8]	250,000	5,625
		4,135,069
Health services — 0.89%
ExamWorks Group, Inc.
9.000%, due 07/15/19[2]	850,000	915,875
IMS Health, Inc.
6.000%, due 11/01/20[2,3]	325,000	338,000
		1,253,875
Hotels — 0.53%
Felcor Lodging LP
6.750%, due 06/01/19[2]	335,000	359,916
Host Hotels & Resorts LP
4.750%, due 03/01/23[2]	300,000	321,750
6.000%, due 10/01/21[2]	55,000	63,662
		745,328
Investments & miscellaneous financial services — 0.55%
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
8.000%, due 01/15/18[2]	725,000	776,656
Leisure — 1.94%
Diamond Resorts Corp.
12.000%, due 08/15/18[2]	1,100,000	1,210,000
Royal Caribbean Cruises Ltd.
5.250%, due 11/15/22[2]	250,000	256,250
7.500%, due 10/15/27	950,000	1,078,250
Speedway Motorsports, Inc.
6.750%, due 02/01/19[2,3]	175,000	186,594
		2,731,094
Life insurance — 0.26%
American General Institutional Capital A
7.570%, due 12/01/45[2,3]	300,000	369,252
Machinery — 0.80%
Case New Holland, Inc.
7.875%, due 12/01/17[2]	515,000	604,481

Managed High Yield Plus Fund Inc.
Schedule of investments – February 28, 2013 (unaudited)

Security description	Face amount ($)[1]	Value ($)
Corporate bonds — (continued)
Machinery— (concluded)
The Manitowoc Co., Inc.
8.500%, due 11/01/20[2]	465,000	524,869
		1,129,350
Managed care — 0.93%
Multiplan, Inc.
9.875%, due 09/01/18[2,3]	1,175,000	1,304,250
Media-broadcast — 1.44%
Clear Channel Communications, Inc.
9.000%, due 12/15/19[2,3]	500,000	465,000
10.750%, due 08/01/16[2]	585,000	435,825
Nexstar Broadcasting, Inc./Mission Broadcasting, Inc.
8.875%, due 04/15/17[2]	325,000	357,500
Sinclair Television Group, Inc.
6.125%, due 10/01/22[2,3]	250,000	266,875
8.375%, due 10/15/18[2]	350,000	390,250
9.250%, due 11/01/17[2,3]	100,000	108,500
		2,023,950
Media-cable — 6.26%
Cablevision Systems Corp.
8.625%, due 09/15/17[2]	640,000	742,400
CCO Holdings LLC/CCO Holdings Capital Corp.
6.500%, due 04/30/21[2]	450,000	479,250
8.125%, due 04/30/20[2]	950,000	1,058,062
CSC Holdings LLC
8.625%, due 02/15/19[2]	475,000	566,437
DISH DBS Corp.
7.875%, due 09/01/19[2]	1,775,000	2,101,156
Nara Cable Funding Ltd.
8.875%, due 12/01/18[2,3]	675,000	705,375
Ono Finance II PLC
10.875%, due 07/15/19[2,3]	525,000	546,000
UPCB Finance V Ltd.
7.250%, due 11/15/21[2,3]	600,000	660,000
Videotron Ltee
5.000%, due 07/15/22[2]	335,000	340,863
Virgin Media Finance PLC
5.250%, due 02/15/22[2]	475,000	480,938
8.375%, due 10/15/19[2]	334,000	372,410
WideOpenWest Finance LLC/WideOpenWest Capital Corp.
10.250%, due 07/15/19[2,3]	675,000	735,750
		8,788,641
Media-diversified — 0.38%
Entravision Communications Corp.
8.750%, due 08/01/17[2]	485,000	527,438

Managed High Yield Plus Fund Inc.
Schedule of investments – February 28, 2013 (unaudited)

Security description	Face amount ($)[1]	Value ($)
Corporate bonds — (continued)
Media-services — 0.46%
Nielsen Finance LLC/Nielson Finance Co.
7.750%, due 10/15/18[2]	225,000	249,187
11.625%, due 02/01/14[2]	81,000	88,493
WMG Acquisition Corp.
6.000%, due 01/15/21[2,3]	300,000	310,500
		648,180
Medical products — 0.53%
Grifols, Inc.
8.250%, due 02/01/18[2]	580,000	636,550
Hologic, Inc.
6.250%, due 08/01/20[2,3]	100,000	105,500
		742,050
Metals/mining excluding steel — 3.39%
Arch Coal, Inc.
8.750%, due 08/01/16[2]	450,000	459,000
9.875%, due 06/15/19[2,3]	350,000	345,625
Consol Energy, Inc.
8.000%, due 04/01/17[2]	375,000	407,812
FMG Resources (August 2006)
7.000%, due 11/01/15[2,3]	450,000	471,375
8.250%, due 11/01/19[2,3]	200,000	221,000
Inmet Mining Corp.
8.750%, due 06/01/20[2,3]	440,000	478,500
Murray Energy Corp.
10.250%, due 10/15/15[2,3]	1,190,000	1,195,950
Novelis, Inc.
8.375%, due 12/15/17[2]	400,000	437,000
Peabody Energy Corp.
7.375%, due 11/01/16[2]	350,000	399,000
Penn Virginia Resource Partners LP/Penn Virginia Resource Finance Corp. II
8.375%, due 06/01/20[2,3]	325,000	342,875
		4,758,137
Multi-line insurance — 0.52%
American International Group, Inc.
6.250%, due 03/15/37[2]	675,000	734,063
Oil field equipment & services — 4.04%
Atwood Oceanics, Inc.
6.500%, due 02/01/20[2]	75,000	81,563
CHC Helicopter SA
9.250%, due 10/15/20[2]	200,000	211,000
Chesapeake Oilfield Operating LLC/Chesapeake Oilfield Finance, Inc.
6.625%, due 11/15/19[2,3]	240,000	247,800
Cie Generale de Geophysique-Veritas
7.750%, due 05/15/17[2]	225,000	232,031

Managed High Yield Plus Fund Inc.
Schedule of investments – February 28, 2013 (unaudited)

Security description	Face amount ($)[1]	Value ($)
Corporate bonds — (continued)
Oil field equipment & services— (concluded)
Expro Finance Luxembourg
8.500%, due 12/15/16[2,3]	227,000	238,350
Helix Energy Solutions Group, Inc.
9.500%, due 01/15/16[2,3]	423,000	434,633
Hiland Partners LP/Hiland Partners Finance Corp.
7.250%, due 10/01/20[2,3]	400,000	432,000
Key Energy Services, Inc.
6.750%, due 03/01/21[2]	500,000	510,000
6.750%, due 03/01/21[2,3]	150,000	152,250
Offshore Group Investment Ltd.
7.500%, due 11/01/19[2,3]	1,200,000	1,237,500
11.500%, due 08/01/15[2]	563,000	613,670
SESI LLC
7.125%, due 12/15/21[2]	1,165,000	1,290,237
		5,681,034
Oil refining & marketing — 1.34%
CVR Refining LLC/Coffeyville Finance, Inc.
6.500%, due 11/01/22[2,3]	275,000	277,062
Tesoro Corp.
4.250%, due 10/01/17[2]	500,000	520,000
5.375%, due 10/01/22[2]	500,000	520,000
9.750%, due 06/01/19[2]	500,000	566,250
		1,883,312
Packaging — 5.08%
Ardagh Packaging Finance PLC
4.875%, due 11/15/22[2,3]	500,000	492,500
7.375%, due 10/15/17[2,3]	505,000	550,450
9.125%, due 10/15/20[2,3]	500,000	547,500
Crown Americas LLC/Crown Americas Capital Corp. IV
4.500%, due 01/15/23[2,3]	300,000	293,250
Graphic Packaging International, Inc.
7.875%, due 10/01/18[2]	185,000	203,500
Owens-Brockway Glass Container, Inc.
7.375%, due 05/15/16[2]	985,000	1,132,750
Pactiv LLC
8.125%, due 06/15/17[2]	275,000	286,000
Reynolds Group Issuer, Inc.
5.750%, due 10/15/20[2]	500,000	516,250
7.875%, due 08/15/19[2]	1,225,000	1,353,625
9.875%, due 08/15/19[2]	1,000,000	1,095,000
Sealed Air Corp.
8.375%, due 09/15/21[2,3]	585,000	666,900
		7,137,725
Personal & casualty — 0.98%
Liberty Mutual Group, Inc.
10.750%, due 06/15/58[2,3,6]	520,000	794,300

Managed High Yield Plus Fund Inc.
Schedule of investments – February 28, 2013 (unaudited)

Security description	Face amount ($)[1]	Value ($)
Corporate bonds — (continued)
Personal & casualty— (concluded)
XL Group PLC, Series E
6.500%, due 04/15/17[2,5,6]	590,000	575,250
		1,369,550
Pharmaceuticals — 2.99%
ConvaTec Healthcare SA
10.500%, due 12/15/18[2,3]	1,150,000	1,275,062
Mylan, Inc.
7.625%, due 07/15/17[2,3]	445,000	496,668
7.875%, due 07/15/20[2,3]	275,000	320,774
Sky Growth Acquisition Corp.
7.375%, due 10/15/20[2,3]	175,000	180,469
Valeant Pharmaceuticals International
7.000%, due 10/01/20[2,3]	955,000	1,042,144
VPI Escrow Corp.
6.375%, due 10/15/20[2,3]	175,000	188,344
Warner Chilcott Co. LLC/Warner Chilcott Finance LLC
7.750%, due 09/15/18[2]	645,000	696,600
		4,200,061
Printing & publishing — 0.91%
Gannett Co., Inc.
9.375%, due 11/15/17[2]	300,000	327,000
The McClatchy Co.
9.000%, due 12/15/22[2,3]	900,000	951,750
		1,278,750
Real estate development & management — 0.62%
CB Richard Ellis Services, Inc.
11.625%, due 06/15/17[2]	400,000	433,500
Realogy Corp.
7.875%, due 02/15/19[2,3]	400,000	435,000
		868,500
Real estate investment trusts — 1.45%
Developers Diversified Realty Corp.
9.625%, due 03/15/16[2]	600,000	733,199
DuPont Fabros Technology LP
8.500%, due 12/15/17[2]	1,200,000	1,303,500
		2,036,699
Software/services — 4.14%
Ceridian Corp.
11.250%, due 11/15/15[2,4]	630,000	645,750
Epicor Software Corp.
8.625%, due 05/01/19[2]	500,000	538,750

Managed High Yield Plus Fund Inc.
Schedule of investments – February 28, 2013 (unaudited)

Security description	Face amount ($)[1]	Value ($)
Corporate bonds — (continued)
Software/services— (concluded)
First Data Corp.
9.875%, due 09/24/15[2]	675,000	694,407
11.250%, due 03/31/16[2]	1,200,000	1,186,500
12.625%, due 01/15/21[2]	550,000	586,437
Infor US, Inc.
9.375%, due 04/01/19[2]	500,000	561,250
11.500%, due 07/15/18[2]	400,000	468,000
MedAssets, Inc.
8.000%, due 11/15/18[2]	600,000	657,000
SunGard Data Systems, Inc.
7.375%, due 11/15/18[2]	450,000	483,187
		5,821,281
Specialty retail — 3.44%
Burlington Coat Factory Warehouse Corp.
10.000%, due 02/15/19[2]	625,000	689,062
Burlington Holdings LLC/Burlington Holding Finance, Inc.
9.000%, due 02/15/18[2,3,7]	100,000	99,500
Limited Brands, Inc.
5.625%, due 02/15/22[2]	150,000	158,625
7.600%, due 07/15/37[2]	450,000	477,000
Party City Holdings, Inc.
8.875%, due 08/01/20[2,3]	375,000	407,813
Petco Animal Supplies, Inc.
9.250%, due 12/01/18[2,3]	550,000	606,375
Petco Holdings, Inc.
8.500%, due 10/15/17[2,3,7]	625,000	643,750
QVC, Inc.
7.500%, due 10/01/19[2,3]	875,000	965,730
YCC Holdings LLC/Yankee Finance, Inc.
10.250%, due 02/15/16[2,7]	760,000	783,758
		4,831,613
Steel producers/products — 1.56%
APERAM
7.750%, due 04/01/18[2,3]	225,000	222,187
ArcelorMittal
4.250%, due 08/05/15[2,4]	300,000	310,603
6.750%, due 02/25/22[2,4]	550,000	605,609
7.500%, due 10/15/39[2,4]	250,000	259,166
Severstal Columbus LLC
10.250%, due 02/15/18[2]	400,000	430,000
US Steel Corp.
7.375%, due 04/01/20[2]	350,000	361,375
		2,188,940
Support-services — 7.10%
Algeco Scotsman Global Finance PLC
10.750%, due 10/15/19[2,3]	625,000	646,875

Managed High Yield Plus Fund Inc.
Schedule of investments – February 28, 2013 (unaudited)

Security description	Face amount ($)[1]	Value ($)
Corporate bonds — (continued)
Support-services— (concluded)
Aramark Corp.
5.750%, due 03/15/20[2,3]	175,000	178,500
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.
9.625%, due 03/15/18[2]	250,000	276,250
FTI Consulting, Inc.
6.750%, due 10/01/20[2]	175,000	185,938
HDTFS, Inc.
5.875%, due 10/15/20[2,3]	200,000	208,000
Interactive Data Corp.
10.250%, due 08/01/18[2]	360,000	408,150
Iron Mountain, Inc.
8.000%, due 06/15/20[2]	360,000	379,350
8.375%, due 08/15/21[2]	630,000	691,425
Reliance Intermediate Holdings LP
9.500%, due 12/15/19[2,3]	700,000	782,250
RR Donnelley & Sons Co.
7.875%, due 03/15/21[2]	300,000	298,500
ServiceMaster Co.
7.000%, due 08/15/20[2,3]	150,000	152,625
8.000%, due 02/15/20[2]	500,000	530,000
SquareTwo Financial Corp.
11.625%, due 04/01/17[2]	2,625,000	2,670,937
The Geo Group, Inc.
7.750%, due 10/15/17[2]	500,000	536,250
United Rentals North America, Inc.
5.750%, due 07/15/18[2]	200,000	215,250
6.125%, due 06/15/23[2]	150,000	157,500
UR Merger Sub Corp.
8.250%, due 02/01/21[2]	100,000	113,375
West Corp.
7.875%, due 01/15/19[2]	750,000	783,750
11.000%, due 10/15/16[2]	550,000	572,000
WEX, Inc.
4.750%, due 02/01/23[2,3]	200,000	193,500
		9,980,425
Telecom-integrated/services — 6.95%
CenturyLink, Inc.
6.450%, due 06/15/21[2]	375,000	399,987
7.600%, due 09/15/39[2]	150,000	147,345
Embarq Corp.
7.995%, due 06/01/36[2]	125,000	132,623
Equinix, Inc.
5.375%, due 04/01/23[2]	650,000	650,000
7.000%, due 07/15/21[2]	150,000	164,625
8.125%, due 03/01/18[2]	710,000	786,325
Frontier Communications Corp.
7.875%, due 04/15/15[2]	233,000	258,630
8.500%, due 04/15/20[2]	750,000	843,750
9.000%, due 08/15/31[2]	545,000	561,350

Managed High Yield Plus Fund Inc.
Schedule of investments – February 28, 2013 (unaudited)

Security description	Face amount ($)[1]	Value ($)
Corporate bonds — (continued)
Telecom-integrated/services— (concluded)
Intelsat Jackson Holdings SA
7.250%, due 10/15/20[2]	825,000	884,813
Intelsat Luxembourg Ltd.
11.250%, due 02/04/17[2]	1,325,000	1,407,812
Level 3 Communications, Inc.
11.875%, due 02/01/19[2]	325,000	375,375
Level 3 Financing, Inc.
8.625%, due 07/15/20[2]	75,000	83,250
10.000%, due 02/01/18[2]	1,085,000	1,198,925
PAETEC Holding Corp.
9.875%, due 12/01/18[2]	1,150,000	1,316,750
Windstream Corp.
8.125%, due 09/01/18[2]	500,000	547,500
		9,759,060
Telecom-wireless — 4.62%
Clearwire Communications LLC/Finance
12.000%, due 12/01/15[2,3]	335,000	362,637
Cricket Communications, Inc.
7.750%, due 05/15/16[2]	525,000	551,880
Crown Castle International Corp.
5.250%, due 01/15/23[2,3]	425,000	435,625
SBA Telecommunications, Inc.
5.750%, due 07/15/20[2,3]	150,000	156,000
Sprint Capital Corp.
6.900%, due 05/01/19[2]	300,000	326,250
8.750%, due 03/15/32[2]	300,000	352,500
Sprint Nextel Corp.
6.000%, due 12/01/16[2]	925,000	999,000
8.375%, due 08/15/17[2]	605,000	701,800
9.000%, due 11/15/18[2,3]	600,000	744,000
9.125%, due 03/01/17[2]	235,000	277,594
11.500%, due 11/15/21[2]	125,000	172,188
Wind Acquisition Finance SA
7.250%, due 02/15/18[2,3]	350,000	360,500
11.750%, due 07/15/17[2,3]	1,000,000	1,052,500
		6,492,474
Telecommunications equipment — 0.67%
CDW LLC/CDW Finance Corp.
8.500%, due 04/01/19[2]	305,000	336,263
12.535%, due 10/12/17[2]	560,000	601,300
		937,563
Theaters & entertainment — 0.48%
AMC Entertainment, Inc.
8.750%, due 06/01/19[2]	275,000	301,469
9.750%, due 12/01/20[2]	320,000	368,800
		670,269

Managed High Yield Plus Fund Inc.
Schedule of investments – February 28, 2013 (unaudited)

Security description	Face amount ($)[1]	Value ($)
Corporate bonds — (concluded)
Transportation excluding air/rail — 0.99%
Marquette Transportation Co./Marquette Transportation Finance Corp.
10.875%, due 01/15/17[2]	500,000	531,875
Navios Maritime Acquisition Corp./Navios Acquisition Finance US, Inc.
8.625%, due 11/01/17	435,000	435,000
Navios Maritime Holdings, Inc./Navios Maritime Finance US, Inc.
8.875%, due 11/01/17	415,000	422,263
		1,389,138
Total corporate bonds (cost—$177,034,490)		186,511,665
Commercial mortgage-backed security—0.32%
CWCapital COBALT, Series 2007-C3, Class AJ
5.793%, due 05/15/46[2,6] (cost — $473,699)	525,000	443,881
Repurchase agreement—3.43%
Repurchase agreement dated 02/28/13 with State
Street Bank & Trust Co., 0.010% due 03/01/13,
collateralized by $421,529 Federal Home Loan
Mortgage Corp. obligations, 2.000% due 01/30/23
and $4,505,970 US Treasury Notes, 0.250% due
01/31/14 to 08/31/14; (value—$4,923,600);
proceeds: $4,827,001
(cost — $4,827,000)	4,827,000	4,827,000
Total investments
(cost — $182,335,189) — 136.50%		191,782,546
Liabilities in excess of other assets — (36.50)%		(51,281,717)
Net assets — 100.00%		140,500,829

Aggregate cost for federal income tax purposes was substantially the same for book purposes; and net unrealized appreciation consisted of:

Gross unrealized appreciation		$10,123,168
Gross unrealized depreciation		(675,811)
Net unrealized appreciation		$9,447,357

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of February 28, 2013 in valuing the Fund’s investments:

	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
Corporate bonds	–	186,506,040	5,625	186,511,665
Commercial mortgage-
backed security	–	443,881	–	443,881
Repurchase agreement	–	4,827,000	–	4,827,000
Total	–	191,776,921	5,625	191,782,546

At February 28, 2013, there were no transfers between Level 1 and Level 2.

The following is a rollforward of the Fund’s investments that were valued using unobservable inputs (Level 3) for the nine months ended February 28, 2013:

Corporate bond ($)
Beginning balance	–
Purchases	–
Sales	–
Accrued discounts/(premiums)	–
Total realized gain/(loss)	–
Net change in unrealized appreciation/depreciation	–
Transfers into Level 3	5,625
Transfers out of Level 3	–
Ending balance	5,625

The change in net unrealized appreciation/depreciation relating to the Level 3 investment held at February 28, 2013 was $1,875. Transfer into Level 3 represents the value at the end of the period. At February 28, 2013 a security was transferred from Level 2 to Level 3 as the valuation is based primarily on unobservable inputs.

The Fund calculates its net asset value based on the current market value, where available, for its portfolio securities. The Fund normally obtains market values for its securities from independent pricing sources and broker-dealers. Independent pricing sources may use official market closing prices, last reported sale prices, current market quotations or valuations from computerized evaluation systems that derive values based on comparable securities or instruments. An evaluation system incorporates parameters such as security quality, maturity and coupon, and/or research and evaluations by its staff, including review of broker-dealer market price quotations, if available, in determining the valuation of the portfolio securities or instruments. Securities and instruments traded in the over-the-counter (“OTC”) market and listed on The Nasdaq Stock Market, Inc. (“NASDAQ”) normally are valued at the NASDAQ Official Closing Price. Other OTC securities are valued at the last bid price available on the valuation date prior to valuation. Securities and instruments which are listed on US and foreign stock exchanges normally are valued at the market close, the last sale price on the day the securities are valued or, lacking any sales on such day, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market by UBS Global Asset Management (Americas) Inc. (“UBS Global AM”), the investment manager and administrator of the Fund. UBS Global AM is an indirect wholly owned asset management subsidiary of UBS AG, an internationally diversified organization with headquarters in Zurich and Basel, Switzerland and operations in many areas of the financial services industry. If a market value is not available from an independent pricing source for a particular security, that security is valued at fair value as determined in good faith by or under the direction of the Fund’s Board of Directors (the “Board”).

The Board has delegated to the UBS Global AM Global Valuation Committee (“GVC”) the responsibility for making fair value determinations with respect to the Fund’s holdings. The GVC is comprised of representatives of management, including members of the investment team. The GVC provides reports to the Board at each quarterly meeting regarding any securities or instruments that have been fair valued, valued pursuant to standing instructions approved by the GVC, or where non-vendor pricing sources had been used to make fair value determinations when sufficient information exists during the prior quarter. Fair valuation determinations are subject to review at least monthly by the GVC during scheduled meetings. Pricing decisions, processes, and controls over fair value determinations are subject to internal and external reviews, including annual internal compliance reviews and periodic internal audit reviews of securities valuations.

The types of securities and other instruments for which such fair value pricing may be necessary include, but are not limited to: foreign securities and instruments under some circumstances, as discussed below; securities of an issuer that has entered into a restructuring; securities or instruments whose trading has been halted or suspended; fixed income securities that are in default and for which there is no current market value quotation; and securities or instruments that are restricted as to transfer or resale. Various factors may be reviewed in order to make a good faith determination of a security’s or instrument’s fair value. These factors include, but are not limited to, fundamental analytical data relating to the investment; the nature and duration of restrictions on disposition of the securities or instruments; and the evaluation of forces which influence the market in which the securities or instruments are purchased and sold. Valuing securities and other instruments at fair value involves greater reliance on judgment than valuing securities and other instruments that have readily available market quotations. Fair value determinations can also involve reliance on quantitative models employed by an independent third party.

The Fund expects to price most of its portfolio holdings based on current market value, as discussed previously. Securities and other instruments for which market quotations are not readily available may be valued based upon appraisals received from a pricing service using a computerized evaluation system or formula method that takes into consideration market indices, matrices, yield curves and other specific adjustments. Securities and other instruments also may be valued based on appraisals derived from information concerning the security or instrument or similar securities or instruments received from recognized dealers in those holdings. If the Fund concludes that a market quotation is not readily available for a portfolio security or instrument for any number of reasons, including the occurrence of a “significant event” (e.g., natural disaster or governmental action), after the close of trading in its principal domestic or foreign market but before the close of regular trading on the New York Stock Exchange (“NYSE”), the Fund will use fair value methods to reflect those events.

Forward foreign currency contracts are valued daily using forward exchange rates quoted by independent pricing sources.

US generally accepted accounting principles (“US GAAP”) requires disclosure surrounding the various inputs that are used in determining the value of the Fund’s investments. These inputs are summarized into the three broad levels listed below:

Level 1—Unadjusted quoted prices in active markets for identical investments.

Level 2—Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risks.

Level 3—Unobservable inputs inclusive of the Fund’s own assumptions in determining the fair value of investments.

In accordance with the requirements of US GAAP, a fair value hierarchy has been included near the end of the Fund’s Schedule of investments.

In January 2013, Accounting Standards Update 2013-01 ("ASU 2013-01"), "Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities", replaced Accounting Standards Update 2011-11 ("ASU 2011-11"), "Disclosures about Offsetting Assets and Liabilities". ASU 2013-01 is effective for fiscal years beginning on or after January 1, 2013, and interim periods within those annual periods. ASU 2011-11 was intended to enhance disclosure requirements on the offsetting of financial assets and liabilities. ASU 2013-01 limits the scope of the new balance sheet offsetting disclosures to derivatives, repurchase agreements, and securities lending transactions to the extent that they are (1) offset in the financial statements or (2) subject to an enforceable master netting arrangement or similar agreement. Management is currently evaluating the application of ASU 2013-01 and its impact, if any, on the Fund's financial statements.

Issuer breakdown by country or territory of origin (unaudited)

Percentage of total investments (%)
United States	83.7
Luxembourg	4.2
United Kingdom	2.6
Canada	2.5
Cayman Islands	1.8
Ireland	1.8
Netherlands	1.0
Liberia	0.7
Marshall Islands	0.4
Puerto Rico	0.4
Australia	0.4
Norway	0.2
Singapore	0.1
France	0.1
Croatia	0.1
Total	100.0

For more information regarding the Fund’s other significant accounting policies, please refer to the Fund’s semiannual report to shareholders dated November 30, 2012.

Portfolio footnotes
1	In US Dollars unless otherwise indicated.

2	Entire or partial amount pledged as collateral for bank loan.

3	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities, which represent 39.01% of net assets as of February 28, 2013, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

4	Step bond that converts to the noted fixed rate at a designated future date.

5	Perpetual bond security. The maturity date reflects next call date.

6	Variable or floating rate security. The interest rate shown is the current rate as of February 28, 2013 and changes periodically.

7	Payment-in-kind security for which part of the income earned may be paid as additional principal.

8	Security called in full on February 16, 2011. Position represents remaining escrow balance expected to be received upon finalization of call premium.

Portfolio acronym:
MTN	Medium Term Note

Currency abbreviation:
EUR	Euro

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“Investment Company Act”)) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)	The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Certifications of principal executive officer and principal financial officer of registrant pursuant to Rule 30a-2(a) under the Investment Company Act are attached hereto as Exhibit EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Managed High Yield Plus Fund Inc.

By:	/s/ Mark E. Carver
Mark E. Carver
President

Date:	April 29, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mark E. Carver
Mark E. Carver
President

Date:	April 29, 2013

By:	/s/ Thomas Disbrow
Thomas Disbrow
Vice President and Treasurer

Date:	April 29, 2013